Business combination - Summarizes the components of the purchase consideration (Details) - USD ($) $ in Thousands		3 Months Ended
	Sep. 06, 2022	Jun. 30, 2021
Other acquisition
Components of the purchase consideration transferred
Cash		$ 9,611
Fair value of a subsidiary's common share issued		53,810
Fair value of previously held equity interest		27,716
Total consideration		$ 91,137
Shopline Group
Components of the purchase consideration transferred
Cash	$ 182,892
Fair value of previously held equity interest	440,692
Elimination of preexisting amounts due	76,226
Total consideration	$ 699,810